FAIR VALUE DISCLOSURES - (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Shcedule Of Fair Value Measurements Hierarchy
The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 (in thousands):

	As of December 31, 2012
	Total	Level 1	Level 2	Level 3
Derivative – Warrants(1)	$4,857	$—	$—	$4,857
Derivative – Convertible Notes Embedded Derivative(2)	17,173	—	—	17,173
Other Obligations - Long-Term Incentive Plan (3)	7,000	—	—	7,000
	$29,030	$—	$—	$29,030

	As of December 31, 2011
	Total	Level 1	Level 2	Level 3
Derivative – Warrants(1)	$662	$—	$—	$662
Derivative – Convertible Notes Embedded Derivative(2)	1,643	—	—	1,643
	$2,305	$—	$—	$2,305

(1)	Represents the Warrants issued in conjunction with our Plan of Reorganization.

(2)
Represents the compound embedded derivative included in our Convertible Notes (see Note 11). The compound embedded derivative includes the value associated with the noteholders’ conversion option, as well as certain rights to receive “make-whole” amounts. The “make-whole” provision(s) provides that, upon certain contingent events, if conversion is elected on the Convertible Notes, we may be obligated to pay such holder an amount in cash, or shares of common stock to compensate noteholders who have converted early as a result of these contingent events, interest and time value of the conversion option foregone via the conversion.

(3)
Represents the fair value of our obligations to the Bode Companies' former owners as part of the acquisition of the Bode Companies in October 2012. The fair value was determined based on expected payouts that will be due to the former owners based on the achievement of certain incremental sales volume milestones, using a contractual discount rate of 7.0%. These payments are capped at a fair value of $7.0 million.

Reconciliation of the changes in Level 3 fair value measurements
A reconciliation of the changes in Level 3 fair value measurements is as follows for December 31, 2012 and 2011 (in thousands):

	Warrants	Convertible Notes Embedded Derivative	Long-Term Incentive Plan, or LTIP
Balance at January 1, 2011	$3,224	$12,503	$—
Purchases, issuances, and settlements	—	—	—
Total (gains) losses included in net loss	(2,562)	(10,860)	—
Balance at December 31, 2011	662	1,643	—
Purchases, issuances, and settlements	—	—	—
LTIP liability recorded with acquisition of the Bode Companies	—	—	7,000
LTIP payments	—	—	—
Total (gains) losses included in net loss	4,195	15,530	—
Balance at December 31, 2012	$4,857	$17,173	$7,000